Commitments - Additional information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and contingencies [abstract]
Nitrogen to be supplied	$ 32,260,379	$ 35,718,401